Organization and Business Description - Schedule of Condensed Consolidated Financial Statements Reflect the Activities (Details)	6 Months Ended
Sep. 30, 2025
Masonglory Limited (“Masonglory”) [Member]
Schedule of Condensed Consolidated Financial Statements Reflect the Activities [Line Items]
Date of incorporation	Feb. 21, 2024
Jurisdiction of Formation	Cayman Islands
Percentage of Ownership	Parent
Principal Activities	Investment holding
Masonglory (BVI) Limited (“Masonglory BVI”) [Member]
Schedule of Condensed Consolidated Financial Statements Reflect the Activities [Line Items]
Date of incorporation	Feb. 20, 2024
Jurisdiction of Formation	British Virgin Islands
Percentage of Ownership	100%
Principal Activities	Investment holding
Masontech Limited (“Masontech”) [Member]
Schedule of Condensed Consolidated Financial Statements Reflect the Activities [Line Items]
Date of incorporation	Sep. 11, 2018
Jurisdiction of Formation	Hong Kong
Percentage of Ownership	100%
Principal Activities	Provision of wet trades works